CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Operations [Abstract]
Revenue													$ 22,120	$ 21,386	$ 19,675
Costs and expenses:
Programming and content													4,950	4,703	4,346
Sales and marketing													2,048	1,816	1,589
Technical operations													1,500	1,434	1,289
Customer care													766	741	712
Other operating													4,876	4,868	4,513
Depreciation													3,155	3,154	2,994
Amortization													126	110	33
Merger-related and restructuring costs													119	115	70
Asset impairments													0	0	60
Total costs and expenses													17,540	16,941	15,606
Operating Income													4,580	4,445	4,069
Interest expense, net													(1,552)	(1,606)	(1,518)
Other income (expense), net													11	497	(89)
Income before income taxes													3,039	3,336	2,462
Income tax provision													(1,085)	(1,177)	(795)
Net income													1,954	2,159	1,667
Less: Net income attributable to noncontrolling interests													0	(4)	(2)
Net income attributable to TWC shareholders													$ 1,954	$ 2,155	$ 1,665
Net income per common share attributable to TWC common shareholders:
Basic (in US dollars per share)													$ 6.76	$ 6.97	$ 5.02
Diluted (in US dollars per share)													$ 6.70	$ 6.90	$ 4.97
Average common shares outstanding:
Basic (in shares)													287.6	307.8	329.7
Diluted (in shares)													291.7	312.4	335.3
Cash dividends declared per share of common stock (in US dollars per share)	$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.56	$ 0.56	$ 0.56	$ 0.56	$ 0.48	$ 0.48	$ 0.48	$ 0.48	$ 2.60	$ 2.24	$ 1.92